Accounts payable for business acquired	12 Months Ended
Dec. 31, 2025
Accounts payable for business acquired
Accounts payable for business acquired

12.   Accounts payable for business acquired

The accounts payable for business acquired rollforward are summarized as follows:

Acquisition	Effective interest rate p.a.	Maturity	December 31, 2024	Interest	Escrow account set-off	Payment	Exchange rate changes	Translation to presentation currency	December 31, 2025
Somo	3.75%	2025	4,264	13	(4,252)	-	(329)	304	-
Dextra(a)	14.26%	2027	4,849	653	-	(1,084)	-	628	5,046
Box(a)	14.26%	2027	798	50	-	(758)	-	97	187
Total			9,911	716	(4,252)	(1,842)	(329)	1,029	5,233
Current			6,522						1,328
Non-current			3,389						3,905

Acquisition	Effective interest rate p.a.	Maturity	December 31, 2023	Interest	Reversal	Payment	Exchange rate changes	Translation to presentation currency	December 31, 2024
Ntersol	4.01%	2024	15,388	612	-	(16,007)	-	7	-
Somo	3.75%	2025	4,142	579	(391)	-	973	(1,039)	4,264
Dextra(a)	12.15%	2027	6,889	615	-	(1,195)	-	(1,460)	4,849
Box(a)	12.15%	2027	1,684	103	-	(698)	-	(291)	798
Total			28,103	1,909	(391)	(17,900)	973	(2,783)	9,911
Current			2,761						6,522
Non-current			25,342						3,389

(a)	Subsidiaries merged into CI&T Brazil.